Related Party Transactions - Transactions and balances with Golar Partners and Subsidiaries (Details) - Golar LNG Partners $ in Thousands	4 Months Ended
Apr. 15, 2021 USD ($)
Related Party Transaction [Line Items]
Total	$ 3,986
Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	1,717
Ship management fees
Related Party Transaction [Line Items]
Revenue from related parties	2,251
Interest income on short-term loan
Related Party Transaction [Line Items]
Interest income on short-term loan	$ 18